Retirement And Pension Plans (Schedule Of Expected Benefit Payments To The Participants) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Retirement And Pension Plans [Abstract]
2013	¥ 12,341
2014	11,921
2015	11,734
2016	11,462
2017	11,725
2018-2022	¥ 47,748